Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 28, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Registrant Name	FIRST COMMUNITY FINANCIAL CORP
Entity Central Index Key	0000763293
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,407,870
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 26,448,066
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No